Operating Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 15 — OPERATING EXPENSES

Commission Expense

Pursuant to the terms of respective contracts, commission expense represents certain premiums from insurance or investment products paid to agents. Commission rates vary by market due to local practice, competition, and regulations. The Company charged commission expense on a systematic basis that is consistent with the revenue recognition.

During the three months ended September 30, 2024 and 2023, the Company recorded $1,934,131 and $8,915,811 commission expenses, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded $7,696,943 and $28,195,740 commission expenses, respectively.

Personnel and Benefit Expense

Personnel and benefit expense mainly consisted of salaries and bonus paid and payable to the employees of the Company.

During the three months ended September 30, 2024 and 2023, the Company recorded $6,826,869 and $7,764,353 personnel and benefit expense, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded $18,364,075 and $22,671,813 personnel and benefit expense, respectively.

Legal and Professional Fees

Legal and professional fees mainly consisted of certain professional consulting services in legal, audit, accounting and taxation, and others.

During the three months ended September 30, 2024 and 2023, the Company recorded $2,843,599 and $3,530,585 legal and professional fees, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded $5,456,693 and $12,500,587 legal and professional fees, respectively.

Other General and Administrative Expenses

The Company incurred different types of expenditures under other general and administrative expenses. They primarily consist of depreciation of property and equipment and management fee expenses which are allocated for certain corporate office expenses.

During the three months ended September 30, 2024 and 2023, the Company recorded $1,152,530 and $805,785 other general and administrative expenses, respectively.

During the nine months ended September 30, 2024 and 2023, the Company recorded $3,440,851 and $2,242,167 other general and administrative expenses, respectively.

NOTE 18 — OPERATING EXPENSES

Commission Expense

Pursuant to the terms of respective contracts, commission expense represents certain premiums from insurance or investment products paid to agents. Commission rates vary by market due to local practice, competition, and regulations. The Company charged commission expense on a systematic basis that is consistent with the revenue recognition.

During the years ended December 31, 2023 and 2022, the Company recorded $37,287,519 and $18,823,458 commission expenses, respectively.

Personnel and Benefit Expense

Personnel and benefit expense mainly consisted of salaries and bonus paid and payable to the employees of the Company. During the year ended December 31, 2023, the Company reversed the annual bonus of $3.6 million that was already accrued for the year ended December 31, 2022.

During the years ended December 31, 2023 and 2022, the Company recorded $27,217,822 and $21,928,504 personnel and benefit expense, respectively.

Legal and Professional Fees

Legal and professional fees mainly consisted of certain professional consulting services in legal, audit, accounting and taxation, and others.

During the years ended December 31, 2023 and 2022, the Company recorded $13,601,274 and $1,265,866 legal and professional fees, respectively.

During the years ended December 31, 2023 and 2022, the Company recorded $333,332 and nil legal and professional fees, related party, respectively.

Other General and Administrative Expenses

The Company incurred different types of expenditures under other general and administrative expenses. They primarily consist of depreciation of property and equipment and management fee expenses which are allocated for certain corporate office expenses.

During the years ended December 31, 2023 and 2022, the Company recorded $9,467,146 and $4,905,636 other general and administrative expenses, respectively.